NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Financial statement line item (Balances affected)	Actual 2011	Correction of Error	Restated Actual 2011
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	1,131		1,131
Additional paid-in capital	8,862,522	604,774	9,467,296
Deficit accumulated during the development stage	(9,757,198)	(604,774)	(10,361,972)
Total Stockholders’ Deficiency	(893,545)	-	(893,545)

Financial statement line item (Balances affected)	Actual 2010	Correction of Error	Restated Actual 2010
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	392		392
Additional paid-in capital	4,900,133	604,774	5,504,907
Deficit accumulated during the development stage	(4,419,498)	(604,774)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	481,027	-	481,027